Pawnbroker.com, Inc.

                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  FORM 12B-25

                          NOTIFICATION OF LATE FILING

                           SEC File Number: 000-27215

                            CUSIP Number: 704059 203

(Check One):[ ]Form 10-K and Form 10-KSB [ ]Form 20-F [ ]Form 11-K

            [X]Form 10-Q and Form 10-QSB [ ] Form N-SAR

                       For Period Ended: March 31, 2002

                       [ ] Transition Report on Form 10-K

                       [ ] Transition Report on Form 20-F

                       [ ] Transition Report on Form 11-K

                       [ ] Transition Report on Form 10-Q

                       [ ] Transition Report on Form N-SAR

               For the Transition Period Ended: ------------------

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  Read Attached Instruction Sheet Before Preparing Form. Please Print or Type.

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      NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION

                 HAS VERIFIED ANY INFORMATION CONTAINED HEREIN.

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If the notification  relates to a portion of the filing checked above,  identify the Item(s) to which the notification relates:

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Pawnbroker.com, Inc.

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PART I -- REGISTRANT INFORMATION

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PAWNBROKER.COM, INC.

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Full Name of Registrant

______________________________________________________________________________Former Name if Applicable

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85 Keystone, Suite F

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Address of Principal Executive Office (Street and Number)

Reno, Nevada 89503

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City, State and Zip Code

PART II -- RULES 12b-25 (b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.  (Check box if appropriate)

   [X]    (a)  The reasons  described in  reasonable  detail in Part III of this form  could  not be  eliminated  without  unreasonable  effort or expense;

   [ ]    (b)  The subject annual report,  semi-annual report, transition report on Form 10-K, 20-F, 11-K, or Form N-SAR, or portion thereof, will be filed on or before the  fifteenth  calendar day  following the

               prescribed  due  date;  or  the  subject   quarterly   report  or

               transition  report on Form 10-Q, or portion thereof will be filed on or before the fifth  calendar day following the prescribed due date; and

   [ ]    (c)  The  accountant's  statement  or other  exhibit  required by Rule

               12b-25(c) has been attached if applicable.

                             PART III -- NARRATIVE

State below in reasonable  detail the reasons why the Form 10-K and Form 10-KSB, 20-F,  11-K, 10-Q and Form 10-QSB,  N-SAR,  or the transition  report or portion thereof,  could not be filed within the  prescribed  time period.  (ATTACH EXTRA SHEETS IF NEEDED)

Due to delays in  providing  the  Registrant's  auditors  with  information  and documents  necessary  for the  completion  of their review,  the financial  statements  were not  available to complete the  Registrant's  quarterly report.  The  Registrant  intends  to file its  quarterly  report on Form 10-Q on or before May 20, 2002.

PART IV -- OTHER INFORMATION

(1)  Name  and  telephone  number  of  persons  to  contact  in  regard  to this notification.

Kenneth Sam                     (206)                903-8800
______________________________________________________________________________ (Name)                    (Area Code)         (Telephone Number)

(2)  Have all other periodic  reports  required under Section 13 or 15(d) of the

     Securities and Exchange Act of 1934 or Section 30 of the Investment Company

     Act of 1940 during the preceding 12 months or for such shorter  period that the registrant  was required to file such reports been filed?  If answer is no, identify report(s).

     [ X ] Yes            [  ]   No

(3)  Is it anticipated that any significant change in results of operations from the corresponding  period for the last fiscal year will be reflected by the earnings  statements  to be  included  in the  subject  report  or  portion thereof?

     [  ] Yes            [ X ]   No

If so, attach an explanation of the  anticipated  change,  both  narratively and quantitatively, and, if separate, state the reasons why a reasonable estimate of the results cannot be made.

PAWNBROKER.COM, INC.

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(Name of Registrant as Specified in Charter)

has  caused  this  notification  to be signed on its  behalf by the  undersigned thereunto duly authorized.

Date: May 16, 2002                By:  Bill Galine

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Bill Galine, President

ATTENTION

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INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS (SEE 18 U.S.C. 1001)

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